4. Trade Receivables	12 Months Ended
Dec. 31, 2013
Trade Receivables
Trade Receivables

The trade receivables amount included in the consolidated balance sheets as of December 31, 2012 and 2013 were as follows:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2012	2013	2013
Trade receivables	¥27,994,442	¥30,119,358	$4,975,363
Less : Allowance for doubtful accounts	(2,811,934)	(3,682,874)	(608,367)
Trade receivables, net	¥25,182,508	¥26,436,484	$4,366,996

The movement of the allowance for doubtful accounts during the years was as follows:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2012	2013	2013
Balance at the beginning of the year	¥3,559,207	¥2,811,934	$464,498
Provision for the year	2,290,370	1,874,355	309,621
Write-offs	(3,037,643)	(1,003,415)	(165,752)
Balance at the end of the year	¥2,811,934	¥3,682,874	$608,367